Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Cash and cash equivalents
Cash and due from banks	$ 17,341	$ 15,310
Interest-earning deposits in other banks	20,931	28,613
Total cash and cash equivalents	38,272	43,923
Securities
Available-for-sale, at fair value	127,969	100,108
Held-to-maturity; fair value of $34,011 in 2015 and $38,950 in 2014	33,819	38,316
Restricted stock, at cost	4,614	4,614
Total securities	166,402	143,038
Loans held for sale	47	75
Loans	422,871	410,903
Less allowance for loan losses	4,662	4,381
Net loans	418,209	406,522
Premises and equipment, net	8,209	8,286
Core deposit intangible	504	629
Goodwill	4,728	4,728
Bank-owned life insurance	10,085	9,815
Accrued interest receivable and other assets	3,858	3,965
TOTAL ASSETS	650,314	620,981
Deposits
Noninterest-bearing	151,549	139,251
Interest-bearing	373,493	360,824
Total deposits	525,042	500,075
Short-term borrowings	48,598	46,627
Other borrowings	13,465	14,953
Accrued interest payable and other liabilities	1,943	1,876
Total liabilities	589,048	563,531
SHAREHOLDERS' EQUITY
Common stock, $6.25 par value. Authorized 9,000,000 shares; issued 2,980,602 shares; outstanding 2,740,996 shares in 2015 and 2,739,405 in 2014	18,629	18,629
Additional paid-in capital	9,846	9,884
Retained earnings	38,030	34,090
Treasury stock at cost - 239,606 shares in 2015 and 241,197 in 2014	(4,822)	(4,871)
Accumulated other comprehensive loss	(417)	(282)
Total shareholders' equity	61,266	57,450
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 650,314	$ 620,981